ORDINARY SHARES (Details) - shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
ORDINARY SHARES
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	42,208,763	40,979,382
Ordinary shares, shares outstanding (in shares)	32,002,370	30,752,370
2024 Equity Incentive Plan
ORDINARY SHARES
Stock issued during period, restricted stock (in shares)	1,229,381